UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	1/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

SEMIANNUAL REPORT • JANUARY 31, 2012

Fund Type

Money Market

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Director of the Prudential MoneyMart Assets, Inc. (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and as President and Director of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for the significant contributions she made in building the Prudential Investments fund family and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

On the following pages, you’ll find your semiannual report for the Fund, including a listing of its holdings at period-end. Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the seven-day current yield, which is included in the attached report.

The Fund may be an important part of your overall financial plan. We recommend you review your financial plan regularly with your financial professional. He or she can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.61%; Class B, 0.48%; Class C, 0.48%; Class L, 0.98%; Class M, 1.48%; Class X, 1.48%; and Class Z, 0.48%. Net operating expenses: Class A, 0.16%; Class B, 0.16%; Class C, 0.16%; Class L, 0.16%; Class M, 0.16%; Class X, 0.16%; and Class Z, 0.16%, after a voluntary waiver of distribution and service (12b-1) fees of Class A, Class L, Class M, and Class X shares, and of management fees of the Fund.

Fund Facts as of 1/31/12
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	50 Days	$545.0
Class B*	0.01	1.00	50 Days	40.6
Class C*	0.01	1.00	50 Days	19.8
Class L	0.01	1.00	50 Days	3.4
Class M	0.01	1.00	50 Days	0.2
Class X	0.01	1.00	50 Days	0.8
Class Z*	0.01	1.00	50 Days	112.8
iMoneyNet, Inc. Taxable Prime Retail Avg.**	0.01	N/A	45 Days	N/A

* Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees. The manager has voluntarily waived and subsidized all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be awarded or terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

** iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 31, 2012, the closest report date prior to the end of our reporting period.

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Money Market Fund Yield Comparison

Weighted Average Maturity (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 25, 2011 to January 31, 2012, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2012.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class B	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class C	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class L	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class M	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class X	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

Class Z	Actual	$1,000.00	$1,000.10	0.16%	$0.80
	Hypothetical	$1,000.00	$1,024.33	0.16%	$0.81

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2012 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 12.9%
$5,000	Bank of Nova Scotia 0.446%, 05/10/12(a)	$5,000,000
11,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.420%, 04/23/12	11,000,000
5,000	0.540%, 04/30/12	5,000,740
5,000	Barclays Bank PLC 0.812%, 08/02/12	5,000,000
4,000	Branch Banking and Trust Co. 0.230%, 03/19/12	4,000,000
4,000	Canadian Imperial Bank of Commerce 0.613%, 01/30/13(a)	4,000,000
2,000	0.779%, 11/21/12(a)	2,004,055
5,000	Credit Suisse AG 0.953%, 01/30/13(a)	5,000,000
5,000	DnB NOR Bank ASA 0.520%, 03/12/12	5,000,000
4,000	Lloyds TSB Bank PLC 0.520%, 04/26/12	4,000,000
5,000	Mizuho Corp Bank Ltd. 0.200%, 02/13/12	5,000,000
1,000	National Australia Bank Ltd. 0.754%, 12/28/12(a)	997,144
2,400	Nordea Bank Finland PLC 0.380%, 02/06/12	2,399,993
5,000	0.682%, 02/03/12(a)	5,000,071
2,000	0.783%, 07/05/12(a)	1,999,666
5,000	Norinchukin Bank (NY Branch) 0.310%, 02/03/12	5,000,000
3,000	Rabobank Nederland 0.660%, 07/30/12	3,000,000
5,000	Royal Bank of Canada 0.335%, 02/14/12(a)	5,000,000
5,000	0.610%, 01/25/13(a)	5,000,000
1,100	Skandinaviska Enskilda Banken AB 0.420%, 02/02/12	1,100,001
3,000	Sumitomo Mitsui Banking Corp. 0.450%, 04/12/12	3,000,000
2,000	Svenska Handelsbanken (NY Branch) 0.310%, 04/18/12	2,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit (cont’d)
$4,000	Svenska Handelsbanken AB 0.380%, 02/03/12	$4,000,000

		93,501,670

Commercial Paper 26.9%
6,000	ABN AMRO Funding USA LLC, 144A 0.480%, 02/15/12(b)	5,998,880
2,000	AXA Financial Inc., 144A 0.290%, 02/06/12(b)	1,999,903
8,000	BHP Billiton Finance (USA) Ltd., 144A 0.190%, 02/15/12(b)	7,999,378
2,000	0.190%, 02/16/12(b)	1,999,833
4,000	0.190%, 02/17/12(b)	3,999,645
17,000	Cargill Global Funding PLC, 144A 0.110%, 02/23/12 (original cost $16,998,357; purchased 01/24/12)(b)(c)(d)	16,998,753
3,700	Commonwealth Bank of Australia, 144A 0.612%, 06/22/12(a)	3,698,901
3,000	Deutsche Bank Financial LLC 0.230%, 02/03/12(b)	2,999,942
3,000	0.350%, 02/27/12(b)	2,999,220
4,000	DnB NOR Bank ASA, 144A 0.310%, 04/18/12(b)	3,997,305
2,000	0.510%, 03/12/12(b)	1,998,845
3,000	Electricite de France, 144A 0.290%, 02/06/12(b)	2,999,854
4,000	0.320%, 02/10/12(b)	3,999,650
2,000	GDF Suez, 144A 0.230%, 02/21/12(b)	1,999,733
4,000	0.240%, 02/22/12(b)	3,999,417
6,000	General Electric Co. 0.080%, 02/08/12(b)	5,999,895
7,000	HSBC USA, Inc. 0.230%, 03/12/12(b)	6,998,133
2,000	ING US Funding LLC. 0.540%, 04/23/12(b)	1,997,494
5,000	0.540%, 04/24/12(b)	4,993,660
2,000	International Bank for Reconstruction and Development (The) 0.040%, 02/03/12(b)	1,999,993

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d)
$15,000	International Finance Corp. 0.050%, 02/06/12(b)	$14,999,875
4,000	0.060%, 03/06/12(b)	3,999,773
5,000	Lloyds TSB Bank PLC 0.200%, 02/13/12(b)	4,999,633
5,000	New York Life Capital Corp., 144A 0.120%, 02/15/12(b)	4,999,747
1,000	Nordea North America 0.500%, 03/02/12(b)	999,567
4,000	Old Line Funding LLC, 144A 0.110%, 02/02/12(b)	3,999,976
2,000	0.200%, 02/09/12(b)	1,999,902
2,000	Philip Morris International, Inc., 144A 0.090%, 02/09/12(b)	1,999,956
6,000	0.110%, 02/15/12(b)	5,999,720
11,000	Rabobank USA Financial Corp. (Netherlands) 0.500%, 05/01/12(b)	10,986,250
3,000	Schlumberger Holdings Corp., 144A 0.080%, 02/06/12(b)	2,999,958
2,000	0.110%, 02/16/12(b)	1,999,900
4,000	Siemens Capital Co. LLC, 144A 0.110%, 02/07/12(b)	3,999,913
3,000	0.110%, 02/08/12(b)	2,999,930
2,000	Skandinaviska Enskilda Banken AB, 144A 0.420%, 04/04/12(b)	1,998,495
2,000	0.560%, 03/01/12(b)	1,999,065
2,000	0.590%, 03/15/12(b)	1,998,567
6,000	Standard Chartered Bank, 144A 0.420%, 02/10/12(b)	5,999,295
2,000	State Street Corp. 0.170%, 03/06/12(b)	1,999,679
3,000	Sumitomo Mitsui Banking Corp., 144A 0.440%, 04/16/12(b)	2,997,188
5,000	Svenska Handelsbanken, Inc., 144A 0.410%, 04/12/12(b)	4,995,858
6,000	Swedbank AB 0.400%, 03/05/12(b)	5,997,745
3,000	U.S. Bank National Association 0.150%, 02/17/12(b)	3,000,000
5,000	0.150%, 02/17/12(b)	5,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d)
	U.S. Bank National Association
$2,000	0.210%, 02/21/12(b)	$2,000,000

		194,648,426

Other Instruments-Agency Bonds 3.4%
1,000	Bank of America Corp., FDIC Gtd. Notes, MTN 2.100%, 04/30/12(e)	1,004,845
4,000	3.125%, 06/15/12(e)	4,042,216
6,000	Citigroup Funding, Inc., FDIC Gtd. Notes, MTN 2.000%, 03/30/12(e)	6,018,746
1,000	Morgan Stanley, FDIC Gtd. Notes 0.724%, 02/10/12(a)(e)	1,000,166
2,900	PNC Funding Corp., FDIC Gtd. Notes 2.300%, 06/22/12(e)	2,924,081
2,000	Pooled Funding Trust I, FDIC Gtd. Notes, 144A 2.740%, 02/15/12(e)	2,001,991
7,250	Pooled Funding Trust II, FDIC Gtd. Notes, 144A 2.625%, 03/30/12(e)	7,278,914

		24,270,959

Other Notes 1.8%
3,000	Commonwealth Bank of Australia, Sr. Notes, 144A, MTN 0.853%, 04/27/12(a)	3,004,464
2,200	ING Bank NV, Sr. Unsec’d. Notes, 144A, MTN 1.379%, 03/30/12(a)	2,203,090
2,000	National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN 0.679%, 02/01/12(a)	2,000,000
700	New York Life Global Funding, Notes, 144A 0.606%, 09/28/12(a)	700,171
2,500	Toyota Motor Credit Corp., Notes, MTN 0.650%, 11/09/12(a)	2,500,000
2,500	Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.765%, 10/18/12(a)	2,500,000

		12,907,725

Time Deposit 0.6%
4,000	U.S. Bank National Association 0.150%, 02/01/12	4,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations 25.2%
$3,000	Federal Home Loan Bank 0.020%, 03/15/12(f)	$2,999,928
3,000	0.030%, 03/16/12(f)	2,999,890
2,000	0.030%, 03/19/12(f)	1,999,922
12,000	0.070%, 02/17/12(f)	11,999,622
15,000	0.100%, 04/09/12(f)	14,997,167
6,000	0.110%, 08/01/12(f)	5,996,663
4,000	0.150%, 05/21/12(f)	3,998,167
8,000	0.160%, 05/15/12(f)	7,996,302
9,000	0.160%, 06/15/12(f)	8,994,600
7,000	0.200%, 05/11/12	6,999,555
4,000	Federal Home Loan Mortgage Corp. 0.030%, 04/25/12(f)	3,999,720
7,000	0.040%, 05/22/12(f)	6,999,137
5,000	0.060%, 06/12/12(f)	4,998,808
3,000	0.080%, 07/11/12(f)	2,998,927
15,000	0.100%, 04/02/12(f)	14,997,458
3,000	0.100%, 06/06/12(f)	2,998,950
6,000	0.250%, 02/16/12(a)	6,000,052
10,000	1.750%, 06/15/12	10,060,096
9,000	Federal National Mortgage Association 0.030%, 04/16/12(f)	8,999,437
3,000	0.030%, 04/26/12(f)	2,999,787
4,000	0.060%, 05/07/12(f)	3,999,360
7,000	0.070%, 06/18/12(f)	6,998,122
7,000	0.090%, 02/13/12(f)	6,999,767
5,000	0.100%, 03/01/12(f)	4,999,597
7,000	0.100%, 04/25/12(f)	6,998,367
10,000	0.100%, 06/01/12(f)	9,996,639
5,000	0.299%, 08/23/12(a)	5,001,885
3,000	0.312%, 10/18/12(a)	3,003,906

		182,031,831

U.S. Government Treasury Securities 4.6%
3,000	U.S. Treasury Bills 0.030%, 02/02/12(b)	2,999,996
10,000	0.070%, 07/19/12(b)	9,996,714
4,000	U.S. Treasury Notes 1.875%, 06/15/12	4,026,418
10,000	4.125%, 08/31/12	10,231,931

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Treasury Securities (cont’d)
$6,000	4.625%, 07/31/12	$6,134,690

		33,389,749

Repurchase Agreements(g) 25.0%
9,000	BNP Paribas 0.120%, dated 01/25/12, due 02/01/12 in the amount of $9,000,210	9,000,000
9,000	BNP Paribas 0.140%, dated 01/27/12, due 02/03/12 in the amount of $9,000,245	9,000,000
9,000	BNP Paribas 0.150%, dated 01/30/12, due 02/06/12 in the amount of $9,000,263	9,000,000
9,000	BNP Paribas 0.190%, dated 01/31/12, due 02/07/12 in the amount of $9,000,333	9,000,000
9,000	Credit Suisse Securities Corp. 0.110%, dated 01/26/12, due 02/02/12 in the amount of $9,000,193	9,000,000
7,000	Credit Suisse Securities Corp. 0.140%, dated 01/24/12, due 02/23/12 in the amount of $7,000,817(d)	7,000,000
9,000	Deutsche Bank 0.120%, dated 01/25/12, due 02/01/12 in the amount of $9,000,210	9,000,000
9,000	Deutsche Bank 0.120%, dated 01/26/12, due 02/02/12 in the amount of $9,000,210	9,000,000
12,000	Deutsche Bank 0.170%, dated 01/31/12, due 02/07/12 in the amount of $12,000,397	12,000,000
8,899	Deutsche Bank 0.240%, dated 01/31/12, due 02/01/12 in the amount of $8,899,059	8,899,000
9,000	Goldman Sachs & Co. 0.130%, dated 01/25/12, due 02/01/12 in the amount of $9,000,228	9,000,000
9,000	Goldman Sachs & Co. 0.140%, dated 01/26/12, due 02/02/12 in the amount of $9,000,245	9,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(g) (cont’d.)
$19,000	Goldman Sachs & Co. 0.140%, dated 01/27/12, due 02/03/12 in the amount of $19,000,517	$19,000,000
45,000	HSBC 0.230%, dated 01/31/12, due 02/01/12 in the amount of $45,000,288	45,000,000
8,000	Morgan Stanley & Co., Inc. 0.170%, dated 01/20/12, due 02/21/12 in the amount of $8,001,209(d)	8,000,000

		180,899,000

	Total Investments 100.4% (amortized cost $725,649,360)(h)	725,649,360
	Liabilities in excess of other assets (0.4%)	(2,934,877)

	Net Assets 100.0%	$722,714,483

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $16,998,357. The aggregate value of $16,998,753 is approximately 2.4% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	FDIC—Guarantee issued under Temporary Liquidity Guarantee Program.
(f)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2012.
(g)	Repurchase agreements are collateralized by FNMA (coupon rates 3.000%-8.000%, maturity dates 05/01/12-01/01/42), FHLMC (coupon rates 3.500%-7.500%, maturity dates 08/01/12-11/01/41) and GNMA (coupon rates 3.500%-7.000%, maturity dates 06/15/18-11/15/41), with the aggregate value, including accrued interest, of $184,653,596.
(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$93,501,670	$—
Commercial Paper	—	194,648,426	—
Other Instruments—Agency Bonds	—	24,270,959	—
Other Notes	—	12,907,725	—
Time Deposit	—	4,000,000	—
U.S. Government Agency Obligations	—	182,031,831	—
U.S. Government Treasury Securities	—	33,389,749	—
Repurchase Agreements	—	180,899,000	—

Total	$—	$725,649,360	$—

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

U.S. Government Agency Obligations	25.2%
Commercial Banks	22.5
Foreign Banks	22.5
Financial Services	16.3
U.S. Government Treasury Securities	4.6
Non-Captive Finance	1.9
Asset-Backed Securities	1.7
Commercial Mortgage-Backed Securities	1.3
Tobacco	1.1
Electric	1.0
Energy	0.8
Insurance	0.8
Oil Field Services	0.7

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	15

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value	$725,649,360
Receivable for investments sold	5,000,009
Receivable for Fund shares sold	3,915,199
Interest receivable	435,552
Prepaid expenses	7,974

Total assets	735,008,094

Liabilities
Payable for investments purchased	8,004,606
Payable for Fund shares reacquired	3,908,609
Management fee payable	7,535
Affiliated transfer agent fee payable	80,016
Payable to custodian	29,621
Accrued expenses	253,996
Dividends payable	9,228

Total liabilities	12,293,611

Net Assets	$722,714,483

Net assets were comprised of:
Common stock, at par ($.001 par value, 20 billion shares authorized for issuance)	$722,696
Paid-in capital in excess of par	721,999,181

722,721,877
Distributions in excess of net investment income	(27,114)
Accumulated net realized gain on investment transactions	19,720

Net assets, January 31, 2012	$722,714,483

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Class A
Net asset value, offering price and redemption price per share ($545,045,293 ÷ 545,031,493 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($40,619,044 ÷ 40,616,667 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($19,812,212 ÷ 19,811,486 shares of common stock issued and outstanding)	$1.00

Class L
Net asset value, offering price and redemption price per share ($3,397,891 ÷ 3,397,761 shares of common stock issued and outstanding)	$1.00

Class M
Net asset value, offering price and redemption price per share ($220,588 ÷ 220,577 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share ($842,713 ÷ 842,670 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($112,776,742 ÷ 112,775,588 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Interest	$688,433

Expenses
Management fee	1,209,241
Distribution fee—Class A	357,796
Distribution fee—Class L	8,857
Distribution fee—Class M	2,463
Distribution fee—Class X	5,570
Transfer agent’s fees and expenses (including affiliated expense of $228,600) (Note 3)	438,000
Custodian’s fees and expenses	66,000
Registration fees	58,000
Reports to shareholders	35,000
Legal fees and expenses	18,000
Directors’ fees	15,000
Audit fee	11,000
Insurance	7,000
Miscellaneous	10,044

Total expenses	2,241,971

Less: Management fee waiver/subsidy (Note 2)	(1,243,686)
Distribution fee waiver Class A (Note 2)	(357,796)
Distribution fee waiver Class L (Note 2)	(8,857)
Distribution fee waiver Class M (Note 2)	(2,463)
Distribution fee waiver Class X (Note 2)	(5,570)

Net expenses	623,599

Net investment income	64,834

Realized Gain On Investments
Net realized gain on investment transactions	7,386

Net Increase In Net Assets Resulting From Operations	$72,220

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$64,834	$164,231
Net realized gain on investments	7,386	12,334

Net increase in net assets resulting from operations	72,220	176,565

Dividends to shareholders (Note 1)
Class A	(52,620)	(124,453)
Class B	(3,992)	(10,056)
Class C	(2,105)	(3,738)
Class L	(326)	(863)
Class M	(48)	(306)
Class X	(104)	(373)
Class Z	(12,007)	(35,966)

	(71,202)	(175,755)

Fund share transactions (Note 4) (at $ 1.00 per share)
Net proceeds from shares sold	617,510,534	1,466,629,930
Net asset value of shares issued in reinvestment of dividends	68,772	171,782
Cost of shares reacquired	(683,984,538)	(1,549,829,268)

Net decrease in net assets from Fund share transactions	(66,405,232)	(83,027,556)

Total decrease	(66,404,214)	(83,026,746)

Net Assets:
Beginning of period	789,118,697	872,145,443

End of period	$722,714,483	$789,118,697

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or

20	Visit our website at www.prudentialfunds.com

designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $50 million and .30% of the Fund’s average daily net assets in excess of $50 million. The management fee amount waived exceeded the management fee for the six months ended January 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, L, M and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, L, M and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .125%, .50%, 1%, and 1% of the average daily net assets of the Class A, L, M and X shares, respectively. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PAD, as applicable, and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A, Class L, Class M and Class X shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was

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set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2012, PIMS has waived $357,796, $8,857, $2,463 and $5,570 of Class A’s, Class L’s, Class M’s and Class X’s distribution and service (12b-1) fees, respectively and PI has waived $1,243,686 of the Fund’s management fees. The Fund is not required to reimburse PIMS, PAD and PI for the amounts waived.

PI, PIM, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

Note 4. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. There are 20 billion authorized shares of $.001 par value common stock divided into seven classes, which consist of 10 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class L, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares.

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2012:
Shares sold	565,387,489	$565,387,487
Shares issued in reinvestment of dividends	50,814	50,814
Shares reacquired	(587,350,600)	(587,350,600)

Net increase (decrease) in shares outstanding before conversion	(21,912,297)	(21,912,299)
Shares issued upon conversion from Class M and Class X	798,297	798,299

Net increase (decrease) in shares outstanding	(21,114,000)	$(21,114,000)

Year ended July 31, 2011:
Shares sold	1,349,974,842	$1,349,974,842
Shares issued in reinvestment of dividends	121,081	121,081
Shares reacquired	(1,392,050,744)	(1,392,050,741)

Net increase (decrease) in shares outstanding before conversion	(41,954,821)	(41,954,818)
Shares issued upon conversion from Class M and Class X	2,012,544	2,012,544

Net increase (decrease) in shares outstanding	(39,942,277)	$(39,942,274)

Class B
Six months ended January 31, 2012:
Shares sold	7,579,689	$7,579,689
Shares issued in reinvestment of dividends	3,679	3,679
Shares reacquired	(10,480,925)	(10,480,925)

Net increase (decrease) in shares outstanding	(2,897,557)	$(2,897,557)

Year ended July 31, 2011:
Shares sold	11,462,440	$11,462,440
Shares issued in reinvestment of dividends	9,491	9,491
Shares reacquired	(20,675,878)	(20,675,878)

Net increase (decrease) in shares outstanding	(9,203,947)	$(9,203,947)

24	Visit our website at www.prudentialfunds.com

Class C	Shares	Amount
Six months ended January 31, 2012:
Shares sold	14,934,292	$14,934,293
Shares issued in reinvestment of dividends	1,829	1,829
Shares reacquired	(15,154,702)	(15,154,702)

Net increase (decrease) in shares outstanding	(218,581)	$(218,580)

Year ended July 31, 2011:
Shares sold	21,108,674	$21,108,675
Shares issued in reinvestment of dividends	3,454	3,454
Shares reacquired	(21,206,684)	(21,206,684)

Net increase (decrease) in shares outstanding	(94,556)	$(94,555)

Class L
Six months ended January 31, 2012:
Shares sold	684,262	$684,261
Shares issued in reinvestment of dividends	273	273
Shares reacquired	(814,283)	(814,285)

Net increase (decrease) in shares outstanding	(129,748)	$(129,751)

Year ended July 31, 2011:
Shares sold	1,081,797	$1,081,798
Shares issued in reinvestment of dividends	751	751
Shares reacquired	(1,992,820)	(1,992,821)

Net increase (decrease) in shares outstanding	(910,272)	$(910,272)

Class M
Six months ended January 31, 2012:
Shares sold	80,393	$80,393
Shares issued in reinvestment of dividends	27	27
Shares reacquired	(88,522)	(88,525)

Net increase (decrease) in shares outstanding before conversion	(8,102)	(8,105)
Shares reacquired upon conversion into Class A	(548,966)	(548,967)

Net increase (decrease) in shares outstanding	(557,068)	$(557,072)

Year ended July 31, 2011:
Shares sold	452,579	$452,579
Shares issued in reinvestment of dividends	229	229
Shares reacquired	(906,272)	(906,268)

Net increase (decrease) in shares outstanding before conversion	(453,464)	(453,460)
Shares reacquired upon conversion into Class A	(1,279,639)	(1,279,643)

Net increase (decrease) in shares outstanding	(1,733,103)	$(1,733,103)

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended January 31, 2012:
Shares sold	58,438	$58,438
Shares issued in reinvestment of dividends	83	83
Shares reacquired	(266,866)	(266,865)

Net increase (decrease) in shares outstanding before conversion	(208,345)	(208,344)
Shares reacquired upon conversion into Class A	(249,331)	(249,332)

Net increase (decrease) in shares outstanding	(457,676)	$(457,676)

Year ended July 31, 2011:
Shares sold	396,037	$396,037
Shares issued in reinvestment of dividends	307	307
Shares reacquired	(877,759)	(877,755)

Net increase (decrease) in shares outstanding before conversion	(481,415)	(481,411)
Shares reacquired upon conversion into Class A	(732,896)	(732,901)

Net increase (decrease) in shares outstanding	(1,214,311)	$(1,214,312)

Class Z
Six months ended January 31, 2012:
Shares sold	28,785,973	$28,785,973
Shares issued in reinvestment of dividends	12,067	12,067
Shares reacquired	(69,828,636)	(69,828,636)

Net increase (decrease) in shares outstanding	(41,030,596)	$(41,030,596)

Year ended July 31, 2011:
Shares sold	82,153,559	$82,153,559
Shares issued in reinvestment of dividends	36,469	36,469
Shares reacquired	(112,119,121)	(112,119,121)

Net increase (decrease) in shares outstanding	(29,929,093)	$(29,929,093)

Note 5. Distributions and Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26	Visit our website at www.prudentialfunds.com

Note 6. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASUNo. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential MoneyMart Assets, Inc.	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,							Seven-Month Period Ended July 31,		Year Ended December 31,
	2012		2011		2010		2009		2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.011		.037	.028		.044
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.011)		(.037)	(.028)		(.044)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		1.10%		3.79%	2.74%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$545,045		$566,158		$606,100		$759,704		$752,350	$646,959		$652,403
Average net assets (000)	$569,362		$571,572		$668,825		$783,488		$698,827	$640,915		$651,453
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.55%	(d)	.54%	.58%	(c)	.68%
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(e)	.22%	(e)	.31%	(e)	.43%		.42%	.45%	(c)	.56%
Net investment income	.02%	(c)(d)	.02%	(d)	.04%	(d)	1.09%	(d)	3.57%	4.84%	(c)	4.38%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .61% for the six months ended January 31, 2012, .60%, .59% and .56% for the years ended July 31, 2011, July 31, 2010 and July 31, 2009, respectively. The net investment income (loss) ratios would have been (.43)% for the six months ended January 31, 2012, (.36)%, (.24)% and 1.08% for the years ended July 31, 2011, July 31, 2010 and July 31, 2009, respectively.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2012		2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	-	(f)	.001		(.012)	(.038)	(.029)		(.045)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,619		$43,517		$52,720		$72,931	$69,590	$64,188		$70,962
Average net assets (000)	$43,139		$45,662		$60,695		$78,763	$67,467	$67,491		$76,873
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment in come	.02%	(c)(d)	.02%	(d)	.05%	(d)	1.20%	3.76%	4.97%	(c)	4.51%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.31)% for the six months ended January 31, 2012, (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2012		2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	-	(f)	(.001)		(.012)	(.038)	(.029)		.045
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,812		$20,031		$20,125		$24,747	$21,353	$13,422		$12,373
Average net assets (000)	$22,811		$17,071		$21,593		$27,653	$15,596	$12,867		$13,294
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment income	.02%	(c)(d)	.02%	(d)	.05%	(d)	1.16%	3.63%	4.97%	(c)	4.56%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, ..48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.31)% for the six months ended January 31, 2012, (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class L Shares
	Six Months Ended January 31, 2012		Year Ended July 31,				October 27, 2008(a) through July 31,
			2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,398		$3,528		$4,438		$6,255
Average net assets (000)	$3,524		$3,975		$5,421		$5,397
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.32%	(d)	.68%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(c)(d)	.02%	(d)	.04%	(d)	.33%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been .98% for the six months ended January 31, 2012, .98% and .97% for the years ended July 31, 2011 and July 31, 2010, respectively and .93% for the period ended July 31, 2009. The net investment income (loss) ratios would have been (.81)% for the six months ended January 31, 2012, (.74)% and (.61)% for the years ended July 31, 2011 and July 31, 2010, respectively and .08% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g)	Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	31

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,				October 27, 2008(a) through July 31,
	2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$220		$778		$2,511		$8,405
Average net assets (000)	$490		$1,435		$4,785		$8,737
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.32%	(d)	.72%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(c)(d)	.02%	(d)	.05%	(d)	.31%	(c)(d)

(a)	Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48% for the six months ended January 31, 2012, 1.48% and 1.47% for the years ended July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.30)% for the six months ended January 31, 2012, (1.24)% and (1.10)% for the years ended July 31, 2011 and July 31, 2010, respectively and (.40)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g)	Less than $.0005 per share.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,				October 27, 2008(a) through July 31,
	2012		2011		2010		2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(g)	-	(g)	-	(g)	.004
Dividends to shareholders	-	(g)	-	(g)	-	(g)	(.004)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$843		$1,300		$2,515		$5,337
Average net assets (000)	$1,108		$1,741		$3,722		$5,119
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.32%	(d)	.71%	(c)(d)
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(e)	.22%	(e)	.31%	(e)	.43%	(c)
Net investment income	.02%	(c)(d)	.02%	(d)	.05%	(d)	.30%	(c)(d)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee and distribution and service (12b-1) fees waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.48% for the six months ended January 31, 2012, 1.48% and 1.47% for the years ended July 31, 2011 and July 31, 2010, respectively and 1.43% for the period ended July 31, 2009. The net investment loss ratios would have been (1.30)% for the six months ended January 31, 2012, (1.24)% and (1.10)% for the years ended July 31, 2011 and July 31, 2010, respectively and (.42)% for the period ended July 31, 2009.

(e) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively.

(f) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the year ended July 31, 2010 and the period ended July 31, 2009, respectively.

(g) Less than $.0005 per share.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,						Seven-Month Period Ended July 31,		Year Ended December 31,
	2012		2011		2010		2009	2008	2007(a)		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(f)	-	(f)	.001		.012	.038	.029		.045
Dividends to shareholders	-	(f)	-	(f)	(.001)		(.012)	(.038)	(.029)		(.045)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Total Return(b):	.01%		.02%		.05%		1.22%	3.92%	2.81%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$112,777		$153,807		$183,736		$181,906	$178,289	$154,662		$150,156
Average net assets (000)	$128,013		$165,586		$181,652		$180,110	$173,762	$150,056		$178,667
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Expenses, excluding distribution and service (12b-1) fees	.16%	(c)(d)	.22%	(d)	.31%	(d)	.43%	.42%	.45%	(c)	.56%
Net investment income	.02%	(c)(d)	.02%	(d)	.05%	(d)	1.20%	3.76%	4.97%	(c)	4.43%

(a) For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Net of management fee waiver. If the investment manager had not waived management fees, the expense ratios including distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012, .48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .48% for the six months ended January 31, 2012 ..48% and .47% for the years ended July 31, 2011 and July 31, 2010, respectively. The net investment loss ratios would have been (.30)% for the six months ended January 31, 2012, (.24)% and (.11)% for the years ended July 31, 2011 and July 31, 2010, respectively.

(e) Includes .01% and .03% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended July 31, 2010 and July 31, 2009, respectively.

(f) Less than $.0005 per share.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the website of the Securities and Exchange Commission at www.sec.gov.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President •

Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	L	M	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	N/A	N/A	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W508	74440W607	74440W706	74440W805

MF108E2    2220864-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 22, 2012